INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents income tax (benefit) expense by selected jurisdiction for each of the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Current tax (benefit) expense:	(U.S. Dollars in thousands)
Ireland	$1,133	$720	$262
U.S.	(32,570)	(17,422)	2,706
Foreign - excluding the U.S. and Ireland	32,422	26,537	15,860
	$985	$9,835	$18,828
Deferred tax (benefit) expense:
Ireland	$(115)	$354	$185
U.S.	(12,900)	(990)	(298)
Foreign - excluding the U.S. and Ireland	(22,029)	(22,532)	(585)
	$(35,044)	$(23,168)	$(698)
	$(34,059)	$(13,333)	$18,130

Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) before income taxes and equity earnings consisted of the following:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Ireland	$537	$(5,904)	$2,852
U.S.	(86,269)	(66,440)	7,615
Foreign - excluding the U.S. and Ireland	156,637	27,792	48,636
	$70,905	$(44,552)	$59,103

Schedule of Effective Income Tax Rate Reconciliation
The differences between the reported income tax (benefit) expense and income tax expense (benefit) computed at the Irish statutory income tax rate of 12.5%, the income tax rate of the Company’s country of domicile, for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, are explained in the following reconciliation:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
(Benefit) expense computed at the Irish statutory rate of 12.5%	$8,863	$(5,569)	$7,388
Effects of:
Foreign income taxed at different rates	373	5,258	8,247
Change in valuation allowances	5,183	966	2,824
Expenses not deductible for income tax purposes	2,670	4,497	1,467
Income not taxable	(4,238)	—	—
Interest expense not deductible for income tax purposes	1,365	—	—
Changes in unrecognized tax benefits, net of indirect benefits	(37,763)	(18,263)	(648)
Recognition of deferred tax assets in respect of prior periods	(4,523)	—	—
Changes in estimates made in respect of prior periods	(6,010)	(63)	(678)
Other items	21	(159)	(470)
Income tax (benefit) expense	$(34,059)	$(13,333)	$18,130

Schedule Of Deferred Tax
Deferred tax benefit (expense) recognized directly in other comprehensive income (loss) was as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Pension and postretirement benefits	$(4,847)	$(555)	$2,584
Hedge accounting	1,847	(363)	—
Interest rate swaps	(12,445)	(2,445)	—
Equity method investments	(138)	(832)	—
Total deferred tax benefit (expense) recognized in other comprehensive income (loss)	$(15,583)	$(4,195)	$2,584

Schedule of Deferred Tax Assets and Liabilities
The following table provides details of the principal components of our deferred tax assets and liabilities as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021

Deferred tax assets:	(U.S. Dollars in thousands)
Other intangible assets	$2,111	$2,739
Property, plant and equipment	39,808	26,724
Operating lease right-of-use assets	56,443	44,626
Accounts payable and accrued liabilities	26,380	35,570
Pension and postretirement benefits	38,646	29,364
Operating loss carry-forwards	119,477	113,913
Tax credit carry-forwards	11,074	9,021
Investments in unconsolidated affiliates	1,490	1,248
Other	21,820	11,976
Total deferred tax assets	317,249	275,181
Valuation allowances	(96,184)	(93,205)
Offset against deferred tax liabilities	(156,953)	(135,605)
Total deferred tax assets, net	$64,112	$46,371
Deferred tax liabilities:
Other intangible assets	$19,445	$20,562
DOLE brand	76,570	76,570
Property, plant and equipment	110,109	132,410
Operating lease right-of-use assets	54,581	43,349
Accounts payable and accrued liabilities	7,056	3,790
Pension and postretirement benefits	18,791	1,800
Investments in unconsolidated affiliates	369	172
Other	13,408	2,641
Total deferred tax liabilities	300,329	281,294
Offset against deferred tax assets	(156,953)	(135,605)
Total deferred tax liabilities, net	$143,376	$145,689

Summary of Operating Loss Carryforwards
As of December 31, 2022, Dole had approximately $1.0 billion of operating loss carryforwards expiring as follows:

	Ireland	U.S.	Foreign (excluding U.S. and Ireland)	Total

	(U.S. Dollars in thousands)
2023	$—	$26,239	$16,188	$42,427
2024	—	33,067	5,473	38,540
2025	—	24,734	180	24,914
2026	—	12,742	29	12,771
2027	—	15,387	1,350	16,737
2028-2039	—	258,333	7,100	265,433
Indefinite	29,258	477,937	93,204	600,399
Total	$29,258	$848,439	$123,524	$1,001,221

Summary of Valuation Allowance
The following table presents the movement in the valuation allowance for the years ended December 31, 2022 and December 31, 2021:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$16,395
Changes on acquisition/disposal	80,394
Increase recognized in the income statement	4,384
Decrease recognized in the income statement	(3,418)
Translation adjustments	(4,550)
Balance as of December 31, 2021	93,205
Changes on acquisition/disposal	(723)
Increase recognized in the income statement	7,675
Decrease recognized in the income statement	(2,492)
Changes in other comprehensive income	(234)
Translation adjustments	(1,247)
Balance as of December 31, 2022	$96,184

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2020	$12,699
Changes on acquisition/disposal	52,341
Increases due to tax positions taken in the current year	1,004
Decreases due to lapse of statute of limitations	(17,056)
Translation adjustments	(907)
Balance as of December 31, 2021	48,081
Settlements	(1,047)
Decreases due to lapse of statute of limitations	(35,694)
Translation adjustments	(607)
Balance as of December 31, 2022	$10,733